Organization and Nature of Business (Details Narrative) (10-K) - USD ($)				9 Months Ended	12 Months Ended
	Jul. 20, 2018	Jun. 06, 2017	Apr. 02, 2017	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2017
Entity incorporation, date of incorporation				Jan. 30, 1946	Jan. 30, 1946
Contribution Agreement [Member] | Wealth Generators, LLC [Member]
Percentage on contributed shares			100.00%			100.00%
Number of shares exchanged for common stock			1,358,670,942			1,358,670,942
Acquisition Agreement [Member] | Market Trend Strategies, LLC [Member]
Value pre-merger liabilities		$ 419,139
Purchase Agreement [Member]
Number of shares purchased	50,000,000
Purchase Agreement [Member] | United Games Marketing, LLC [Member]
Number of shares purchased	50,000,000